Equity dividends - Additional information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Dividends
Dividend for current year, paid and proposed	£ 0.630	£ 0.588	£ 0.546	£ 0.498	£ 0.470
Shareholders' equity
Disclosure Of Dividends
Final dividend for prior year paid	0.418	0.389	0.355
Interim dividend for current year paid	0.182	0.17	0.157
Total dividends paid	0.60	0.559	0.512
Final dividend for current year proposed	0.448	0.418	0.389
Dividend for current year, paid and proposed	£ 0.63	£ 0.588	£ 0.546
Cost of funding of proposed final dividend	£ 831